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                       U.S. SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C. 20549

                                     FORM 24F-2
                           Annual Notice of Securities Sold
                                Pursuant to Rule 24f-2
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       1.      Name and address of issuer:

               PaineWebber Olympus Fund
               1285 Avenue of the Americas
               New York, NY 10019

       2.      Name of each series or class of funds for which this notice is filed:

               PaineWebber Growth Fund
               --Class A, B, C and Y shares



       3.      Investment Company Act File Number:

               811-4180

               Securities Act File Number:

               2-94983


       4.      Last day of fiscal year for which this notice is filed:

               August 31, 1996

       5.      Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                                                                               /_/


       6.      Date of termination of issuer's declaration rule 24f-2(a)(1), if applicable (see Instruction A.6):


       7.      Number and amount of securities of the same class or series which had been registered under the
               Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

               None







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       8.      Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

               5,768,275 shares representing $30,035,576


       9.      Number and aggregate sale price of securities sold during the fiscal year:

               2,728,158 shares representing $62,264,843
               (including shares issued in connection with dividend reinvestment plans)

       10.     Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

               1,425,238 shares representing $33,544,060


       11.     Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

               1,302,920 shares representing $28,720,783


       12.     Calculation of registration fee:

               (i)      Aggregate sale price of securities sold during the
                        fiscal year in reliance on rule 24f-2 (from Item 10):               $ 33,544,060
                                                                                             ---------------------
               (ii)     Aggregate price of shares issued in connection with
                        dividend reinvestment plans (from Item 11, if applicable):          + 28,720,783
                                                                                           -----------------------

               (iii)    Aggregate price of shares redeemed or repurchased
                        during the fiscal year (if applicable):                             - 62,264,843
                                                                                            ---------------------

               (iv)     Aggregate price of shares redeemed or repurchased
                        and previously applied as a reduction to filing
                        fees pursuant to rule 24e-2 (if applicable):                         +         0
                                                                                            ----------------------

               (v)      Net aggregate price of securities sold and issued
                        during the fiscal year in reliance on rule 24f-2
                        [line (i), plus line (ii), less line (iii), plus
                        line (iv)] (if applicable):                                         $          0
                                                                                           -----------------------

           (vi)         Multiplier prescribed by Section 6(b) of the
                        Securities Act of 1933 or other applicable law or
                        regulation (see Instruction C.6):                                   x      1/33 of 1%
                                                                                           -----------------------

           (vii)        Fee due (line (1) or line (v) multiplied by
                        line (vi)                                                           $          0
                                                                                           -----------------------




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       13.     Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                                                                               /_/

               Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:



                                                       SIGNATURES

       This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

       By (Signature and Title)                  /s/ Paul H. Schubert
                                                 -------------------------------------
                                                 Paul H. Schubert
                                                 -------------------------------------
                                                 Vice President & Asst Treasurer
                                                 -------------------------------------

       Date     October 24, 1996
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